SHARE CAPITAL	12 Months Ended
Dec. 31, 2019
SHARE CAPITAL
SHARE CAPITAL

NOTE 16 - SHARE CAPITAL:

a.  Composition

Company share capital is composed of shares of NIS 0.01 par value, as follows:

	Number of shares
	December 31,
	2019	2018
	In thousands
Authorized ordinary shares	594,000	600,000
Authorized preferred shares (reserved)	6,000
Issued and paid ordinary shares	352,696	283,687

The Company’s ordinary shares were traded on the TASE from February 2011 to February 2020, and the Company voluntarily delisted from trading on the TASE, effective February 13, 2020. The Company’s ADSs are traded on the NASDAQ. Each ADS represents 10 ordinary shares. The last reported market price for the Company’s securities on December 31, 2019, was $6.07 per ADS on the NASDAQ and $0.60 per share on the TASE (based on the exchange rate reported by the Bank of Israel for that date).

In May 2018, a general meeting of the Company’s shareholders approved the increase of the authorized share capital of the Company to 600,000,000 ordinary shares. In June 2019, a general meeting of the Company’s shareholders approved to amend the Company's registered share capital into (i) 594,000,000 ordinary shares, par value NIS 0.01 each, and (ii) 6,000,000 preferred shares, par value NIS 0.01 each.

b.   Exercise of options

During 2019 and 2018, the Company issued 8,750 and 719,374 ordinary shares for $5,000 and $0.4 million, respectively, resulting from exercises of options that had been issued to employees, consultants and directors of the Company.

c.    In August 2018, the Company completed an underwritten offering in the U.S. of an aggregate of 4,166,667 ADSs for gross proceeds to the Company of approximately $25 million. Net proceeds to the Company from the offering, following underwriting commissions and other offering expenses, were approximately $23.5 million.

In December 2018, the Company completed an underwritten offering in the U.S. of an aggregate of 2,857,143 ADSs for gross proceeds to the Company of approximately $20 million. Net proceeds to the Company from the offering, following underwriting commissions and other offering expenses, were approximately $18.4 million.

d.    In October 2019, the Company, under the strategic collaboration discussed in note14(b), issued 5,185,715 ADSs to Cosmo for proceeds in cash of $36.3 million and 1,714,286 ADSs to Cosmo Technologies Ltd, a wholly-owned subsidiary of Cosmo, as an upfront payment for the U.S commercialization rights of Aemcolo®.